EQUITY - Stock warrants activities (Details) - Warrant	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares shares
Number of Warrants
Outstanding of beginning balance | shares	141,800
Expired | shares	(10,800)
Outstanding of ending balance | shares	131,000
Warrants exercisable at October 31, 2024 | shares	131,000
Weighted Average Exercise Price
Outstanding of beginning balance | $ / shares	$ 194.29
Expired | $ / shares	(125)
Outstanding of ending balance | $ / shares	200
Warrants exercisable at October 31, 2024 | $ / shares	$ 200
Intrinsic value | $	$ 0